Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | Y Class
Prospectus [Line Items]
Annual Return [Percent]	7.40%	9.30%	7.82%	(5.01%)	3.93%	10.18%	6.60%	0.57%	4.35%	5.68%
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	35.66%	8.19%	67.46%	(66.26%)	(22.86%)	147.17%	31.93%	(3.30%)
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	6.98%	8.62%	11.49%	(12.64%)	2.02%	7.71%	11.63%	(1.26%)
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | Y Class
Prospectus [Line Items]
Annual Return [Percent]	5.58%	5.80%	7.21%	(3.86%)	0.70%